J. Quarterly Financial Data (as restated)(unaudited) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2011
J. Quarterly Financial Data As Restatedunaudited Details
Total revenue	$ 1,399	$ 1,448	$ 2,231	$ 2,215	$ 2,124	$ 1,912	$ 785	$ 0	$ 7,293	$ 4,821
Net income (loss) attributable to common stockholders	$ (7,106)	$ 3,064	$ 2,763	$ 2,977	$ (2,152)	$ 6,293	$ 3,778	$ (7,620)	$ 1,698	$ 299
Basic net income (loss) per common share attributable to common stockholders	$ (0.11)	$ 0.02	$ 0.02	$ 0.02	$ (0.04)	$ 0.05	$ 0.03	$ (0.13)	$ 0.01	$ 0.00
Diluted net income (loss) per common share attributable to common stockholders	$ (0.11)	$ 0.00	$ 0.00	$ (0.01)	$ (0.04)	$ (0.01)	$ (0.01)	$ (0.13)	$ (0.03)	$ (0.04)